Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Portfolio Series
Entity Central Index Key	0001537151
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
American Funds Global Growth Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class A
Trading Symbol	PGGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 42	0.36%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 31.92% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class A (with sales charge) *	24.33%	8.81%	8.18%
American Funds Global Growth Portfolio — Class A (without sales charge) *	31.92%	10.10%	8.82%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class C
Trading Symbol	GGPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 128	1.11%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 30.90% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class C (with sales charge) *	29.90%	9.27%	8.16%
American Funds Global Growth Portfolio — Class C (without sales charge) *	30.90%	9.27%	8.16%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class T
Trading Symbol	TPGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 14	0.12%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 32.23% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class T (with sales charge) 2	28.92%	9.83%	10.04%
American Funds Global Growth Portfolio — Class T (without sales charge) 2	32.23%	10.38%	10.41%
MSCI ACWI (All Country World Index) 3	32.79%	11.08%	10.49%
1
Class T shares were first offered
on
April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class F-1
Trading Symbol	PGGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 44	0.38%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 31.86% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class F-1 *	31.86%	10.09%	8.79%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class F-2
Trading Symbol	PGWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 13	0.11%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 32.21% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class F-2 *	32.21%	10.38%	9.08%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class F-3
Trading Symbol	PGXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 32.41% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class F-3 2	32.41%	10.50%	10.80%
MSCI ACWI (All Country World Index) 3	32.79%	11.08%	10.65%
1
Class
F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-A
Trading Symbol	CPGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 46	0.40%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 31.86% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class 529-A (with sales charge) *	27.22%	9.28%	8.38%
American Funds Global Growth Portfolio — Class 529-A (without sales charge) *	31.86%	10.06%	8.77%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets ( in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-C
Trading Symbol	CPGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 134	1.16%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 30.89% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class 529-C (with sales charge) *	29.89%	9.23%	8.35%
American Funds Global Growth Portfolio — Class 529-C (without sales charge) *	30.89%	9.23%	8.35%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MS
CI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statisti cs
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-E
Trading Symbol	CGGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 73	0.63%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 31.61% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total ret
urns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class 529-E *	31.61%	9.81%	8.52%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statis tics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-T
Trading Symbol	TGPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 20	0.17%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 32.17% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class 529-T (with sales charge) 2	28.86%	9.78%	9.98%
American Funds Global Growth Portfolio — Class 529-T (without sales charge) 2	32.17%	10.33%	10.35%
MSCI ACWI (All Country World Index) 3	32.79%	11.08%	10.49%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-F-1
Trading Symbol	CGGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.19%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 32.14% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class 529-F-1 *	32.14%	10.30%	9.01%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-F-2
Trading Symbol	FGGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 15	0.13%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 32.25% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Global Growth Portfolio — Class 529-F-2 2	32.25%	9.37%
MSCI ACWI (All Country World Index) 3	32.79%	12.68%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-F-3
Trading Symbol	FGPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 32.29% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	Since inception 1
American Funds Global Growth Portfolio — Class 529-F-3 2	32.29%	9.44%
MSCI ACWI (All Country World Index) 3	32.79%	12.68%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio - Class ABLE-A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class ABLE-A
Trading Symbol	CGGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEA . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEA
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 29	0.25%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 32.06% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class ABLE-A (with sales charge) 2	27.48%	9.45%	8.09%
American Funds Global Growth Portfolio — Class ABLE-A (without sales charge) 2	32.06%	10.23%	8.70%
MSCI ACWI (All Country World Index) 3	32.79%	11.08%	9.77%
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jul. 13, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio - Class ABLE-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class ABLE-F-2
Trading Symbol	CGHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEF2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEF2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 32.27% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	Since inception 1
American Funds Global Growth Portfolio — Class ABLE-F-2 2	32.27%	9.45%
MSCI ACWI (All Country World Index) 3	32.79%	12.68%
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-1
Trading Symbol	RGGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 121	1.05%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 30.97% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-1 *	30.97%	9.39%	8.06%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2023
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since
November 1, 2023
. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1,

2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class R-1 shares increased from 0.98% to 1.05% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.

Material Fund Change Expenses [Text Block]	The total annual operating expense ratio for Class R-1 shares increased from 0.98% to 1.05% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since
November 1, 2023
. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1,

2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R1
American Funds Global Growth Portfolio - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-2
Trading Symbol	RGGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 126	1.09%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 30.96% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-2 *	30.96%	9.30%	8.01%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-2E
Trading Symbol	REBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 94	0.81%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 31.38% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-2E *	31.38%	9.61%	8.45%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-3
Trading Symbol	RGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What w ere th e fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 31.50% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare bett er than s
maller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-3 *	31.50%	9.78%	8.49%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fu nd statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-4
Trading Symbol	RGGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund co sts for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 41	0.35%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 31.92% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall
return was fue
led by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annu
al total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-4 *	31.92%	10.13%	8.83%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-5E
Trading Symbol	RGTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 32.22% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-ba
se
d equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered
pos
itive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual t
ot
al return
s
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class R-5E 2	32.22%	10.33%	9.93%
MSCI ACWI (All Country World Index) 3	32.79%	11.08%	10.19%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in mill ions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-5
Trading Symbol	RGGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 32.35% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fue
l
ed by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equ
iti
es offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annu
a
l total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-5 *	32.35%	10.45%	9.14%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net a ss ets (in millions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-6
Trading Symbol	RGGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 32.38% for the year ended October 31, 2024. That result compares with a 32.79% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall re
tur
n was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas e
qui
ties offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 ye ars	10 years
American Funds Global Growth Portfolio — Class R-6 *	32.38%	10.50%	9.20%
MSCI ACWI (All Country World Index) †	32.79%	11.08%	9.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,121,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in m il lions)	$ 6,121%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class A
Trading Symbol	GWPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 42	0.35%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Ma
nageme
nt's discussion of fund performance
The fund’s Class A shares gained 37.40% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual t
otal returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class A (with sales charge) *	29.50%	10.73%	9.67%
American Funds Growth Portfolio — Class A (without sales charge) *	37.40%	12.05%	10.33%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class C
Trading Symbol	GWPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fu nd costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 130	1.10%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 36.34% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class C (with sales charge) *	35.34%	11.21%	9.65%
American Funds Growth Portfolio — Class C (without sales charge) *	36.34%	11.21%	9.65%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class T
Trading Symbol	TGGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 37.67% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class T (with sales charge) 2	34.21%	11.77%	11.38%
American Funds Growth Portfolio — Class T (without sales charge) 2	37.67%	12.34%	11.75%
S&P 500 Index 3	38.02%	15.27%	14.36%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78%	5.99%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class F-1
Trading Symbol	GWPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 44	0.37%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 37.29% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class F-1 *	37.29%	12.04%	10.29%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class F-2
Trading Symbol	GWPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were th e fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Manag
ement's discu
ssion of fund performance
The fund’s Class F-2 shares gained 37.70% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class F-2 *	37.70%	12.32%	10.58%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class F-3
Trading Symbol	GWPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 37.84% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Averag
e annual tot
al returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class F-3 2	37.84%	12.45%	11.94%
S&P 500 Index 3	38.02%	15.27%	14.43%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78%	6.27%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-A
Trading Symbol	CGPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	Wh at were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 46	0.39%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 37.27% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class 529-A (with sales charge) *	32.47%	11.20%	9.88%
American Funds Growth Portfolio — Class 529-A (without sales charge) *	37.27%	12.00%	10.27%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-C
Trading Symbol	CGPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 136	1.15%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 36.25% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class 529-C (with sales charge) *	35.25%	11.15%	9.84%
American Funds Growth Portfolio — Class 529-C (without sales charge) *	36.25%	11.15%	9.84%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-E
Trading Symbol	CGPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 72	0.61%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 37.01% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class 529-E *	37.01%	11.76%	10.02%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-T
Trading Symbol	TPGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 18	0.15%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 37.62% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class 529-T (with sales charge) 2	34.16%	11.70%	11.31%
American Funds Growth Portfolio — Class 529-T (without sales charge) 2	37.62%	12.27%	11.69%
S&P 500 Index 3	38.02%	15.27%	14.36%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78%	5.99%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-F-1
Trading Symbol	CGPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 21	0.18%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 37.57% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class 529-F-1 *	37.57%	12.25%	10.51%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-F-2
Trading Symbol	FGPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 15	0.13%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 37.68% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	Since inception 1
American Funds Growth Portfolio — Class 529-F-2 2	37.68%	11.70%
S&P 500 Index 3	38.02%	16.69%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-F-3
Trading Symbol	FPGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 37.75% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total
returns
	1 year	Since inception 1
American Funds Growth Portfolio — Class 529-F-3 2	37.75%	11.77%
S&P 500 Index 3	38.02%	16.69%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class ABLE-A
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class ABLE-A
Trading Symbol	CGQGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEA . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEA
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 30	0.25%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 37.48% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class ABLE-A (with sales charge) 2	32.66%	11.37%	9.49%
American Funds Growth Portfolio — Class ABLE-A (without sales charge) 2	37.48%	12.17%	10.11%
S&P 500 Index 3	38.02%	15.27%	13.85%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78%	4.90%
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements
, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

Performance Inception Date	Jul. 13, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class ABLE-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class ABLE-F-2
Trading Symbol	CGRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEF2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEF2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 37.79% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	Since inception 1
American Funds Growth Portfolio — Class ABLE-F-2 2	37.79%	11.80%
S&P 500 Index 3	38.02%	16.69%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98%
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-1
Trading Symbol	RGWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 130	1.10%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 36.29% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-1 *	36.29%	11.22%	9.49%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-2
Trading Symbol	RGWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 129	1.09%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 36.34% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-2 *	36.34%	11.23%	9.50%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results
assume
all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-2E
Trading Symbol	RBGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 95	0.80%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 36.75% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-2E *	36.75%	11.54%	9.87%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all
distributions
are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-3
Trading Symbol	RGPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 76	0.64%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 36.95% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-3 *	36.95%	11.73%	9.99%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-4
Trading Symbol	RGWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 40	0.34%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 37.40% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-4 *	37.40%	12.07%	10.32%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-5E
Trading Symbol	RGSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 18	0.15%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 37.66% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller co
m
pany sh
a
res, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offe
re
d positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total ret
urn
s
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class R-5E 2	37.66%	12.28%	11.32%
S&P 500 Index 3	38.02%	15.27%	13.90%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78%	6.04%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in mi lli ons)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-5
Trading Symbol	RGWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 37.78% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was f
uel
ed by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equi
tie
s offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total retu
r
ns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-5 *	37.78%	12.39%	10.64%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in mil lion s)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth Portfolio - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-6
Trading Symbol	RGWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 37.83% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based eq
uit
ies, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive re
tu
rns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual to
ta
l returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-6 *	37.83%	12.44%	10.70%
S&P 500 Index †	38.02%	15.27%	13.00%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78%	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,784,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statis t ics
Fund net assets (in millions)	$ 19,784%
Total number of portfolio holdings	$ 7%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class A
Trading Symbol	GAIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.33%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 28.99% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return
w
as fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas eq
uitie
s offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average ann
u
al total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class A (with sales charge) *	21.58%	8.86% )	7.72%
American Funds Growth and Income Portfolio — Class A (without sales charge) *	28.99%	10.15% )	8.36%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund sta ti stics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class C
Trading Symbol	GAITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 122	1.07%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 27.98% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fue
led
by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offer
ed
positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual tot
a
l returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class C (with sales charge) *	26.98%	9.34% )	7.71%
American Funds Growth and Income Portfolio — Class C (without sales charge) *	27.98%	9.34% )	7.71%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net as set s (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class T
Trading Symbol	TGXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 29.30% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fue
le
d by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities off
er
ed positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual to
t
al returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class T (with sales charge) 2	26.06%	9.90% )	9.39%
American Funds Growth and Income Portfolio — Class T (without sales charge) 2	29.30%	10.45% )	9.76%
S&P 500 Index 3	38.02%	15.27% )	14.36%
Bloomberg Global Aggregate Index 3	9.54%	(1.64) %	0.35%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	5.99%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in mi lli ons)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class F-1
Trading Symbol	GAIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 42	0.37%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 28.93% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-ba
se
d equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive ret
urn
s for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total r
et
urns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class F-1 *	28.93%	10.11% )	8.31%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund sta tis tics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class F-2
Trading Symbol	GAIEX
Annual or Semi-Annual Statement [Text Block]	This annual sharehold er re port contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were th e fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 13	0.11%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 29.27% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class F-2 *	29.27%	10.40% )	8.59%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class F-3
Trading Symbol	GAIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 29.37% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class F-3 2	29.37%	10.50% )	9.93%
S&P 500 Index 3	38.02%	15.27% )	14.43%
Bloomberg Global Aggregate Index 3	9.54%	(1.64) %	0.53%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	6.27%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-A
Trading Symbol	CGNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 42	0.37%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 28.96% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class 529-A (with sales charge) *	24.41%	9.35% )	7.92%
American Funds Growth and Income Portfolio — Class 529-A (without sales charge) *	28.96%	10.12% )	8.30%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment
results
assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-C
Trading Symbol	CGNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 128	1.12%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 27.91% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class 529-C (with sales charge) *	26.91%	9.29% )	7.89%
American Funds Growth and Income Portfolio — Class 529-C (without sales charge) *	27.91%	9.29% )	7.89%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex US A †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index
Services
Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-E
Trading Symbol	CGNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 69	0.60%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 28.62% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class 529-E *	28.62%	9.86% )	8.05%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or
Bloomberg
Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-T
Trading Symbol	TGGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 15	0.13%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 29.22% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class 529-T (with sales charge) 2	25.99%	9.84% )	9.33%
American Funds Growth and Income Portfolio — Class 529-T (without sales charge) 2	29.22%	10.39% )	9.70%
S&P 500 Index 3	38.02%	15.27% )	14.36%
Bloomberg Global Aggregate Index 3	9.54%	(1.64) %	0.35%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	5.99%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets ) *Less than 1%.
American Funds Growth and Income Portfolio - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-F-1
Trading Symbol	CGNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 21	0.18%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 29.15% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class 529-F-1 *	29.15%	10.33% )	8.53%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-F-2
Trading Symbol	FGGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 13	0.11%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 29.26% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Growth and Income Portfolio — Class 529-F-2 2	29.26%	10.95% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg Global Aggregate Index 3	9.54%	(3.37) %
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98% )
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-F-3
Trading Symbol	FGIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 29.30% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	Since inception 1
American Funds Growth and Income Portfolio — Class 529-F-3 2	29.30%	11.02% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg Global Aggregate Index 3	9.54%	(3.37) %
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98% )
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class ABLE-A
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class ABLE-A
Trading Symbol	CGNGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEA . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEA
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 27	0.24%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 29.06% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general,
overseas
equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class ABLE-A (with sales charge) 2	24.52%	9.49% )	8.29% )
American Funds Growth and Income Portfolio — Class ABLE-A (without sales charge) 2	29.06%	10.27% )	8.90% )
S&P 500 Index 3	38.02%	15.27% )	13.85% )
Bloomberg Global Aggregate Index 3	9.54%	(1.64) %	(0.20) %
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	4.90% )
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Jul. 13, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class ABLE - F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class ABLE-F-2
Trading Symbol	CGLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEF2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEF2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 29.37% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s
overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Growth and Income Portfolio — Class ABLE-F-2 2	29.37%	11.05% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg Global Aggregate Index 3	9.54%	(3.37) %
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98% )
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-1
Trading Symbol	RGNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 124	1.09%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 27.96% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-1 *	27.96%	9.33% )	7.53%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-2
Trading Symbol	RGNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 122	1.07%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 28.02% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-2 *	28.02%	9.34% )	7.53%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-2E
Trading Symbol	RBEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 92	0.81%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 28.36% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total
returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-2E *	28.36%	9.63% )	7.91%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or
MSCI
.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-3
Trading Symbol	RAICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's
discussion of fund performance
The fund’s Class R-3 shares gained 28.61% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
Wha
t factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-3 *	28.61%	9.80% )	8.01%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-4
Trading Symbol	RGNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 39	0.34%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 28.97% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In
general
, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-4 *	28.97%	10.14% )	8.34%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-5E
Trading Symbol	RGQFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 29.26% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What
factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class R-5E 2	29.26%	10.36% )	9.53%
S&P 500 Index 3	38.02%	15.27% )	13.90%
Bloomberg Global Aggregate Index 3	9.54%	(1.64) %	0.77%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	6.04%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index
. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-5
Trading Symbol	RGNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 29.32% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-5 *	29.32%	10.45% )	8.65%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or
MSCI
.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-6
Trading Symbol	RGNGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 29.38% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s
overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-6 *	29.38%	10.51% )	8.70%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg Global Aggregate Index †	9.54%	(1.64) %	0.23%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,379,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,379%
Total number of portfolio holdings	$ 11%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class A
Trading Symbol	BLPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.32%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 24.58% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What
factors
influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class A (with sales charge) *	17.44%	6.76% )	6.60%
American Funds Moderate Growth and Income Portfolio — Class A (without sales charge) *	24.58%	8.03% )	7.24%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class C
Trading Symbol	BLPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 119	1.06%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 23.61% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for
additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class C (with sales charge) *	22.61%	7.24% )	6.59%
American Funds Moderate Growth and Income Portfolio — Class C (without sales charge) *	23.61%	7.24% )	6.59%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements
, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class T
Trading Symbol	TBBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 24.89% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class T (with sales charge) 2	21.76%	7.78% )	7.90%
American Funds Moderate Growth and Income Portfolio — Class T (without sales charge) 2	24.89%	8.32% )	8.25%
S&P 500 Index 3	38.02%	15.27% )	14.36%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	5.99%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services
Ltd
or MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class F-1
Trading Symbol	BLPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.36%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 24.50% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer
to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class F-1 *	24.50%	7.99% )	7.19%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class F-2
Trading Symbol	BLPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 24.84% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class F-2 *	24.84%	8.26% )	7.48%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class F-3
Trading Symbol	BLPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 24.93% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class F-3 2	24.93%	8.37% )	8.42%
S&P 500 Index 3	38.02%	15.27% )	14.43%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	6.27%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-A
Trading Symbol	CBAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 24.53% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller
positive
returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class 529-A (with sales charge) *	20.17%	7.24% )	6.81%
American Funds Moderate Growth and Income Portfolio — Class 529-A (without sales charge) *	24.53%	8.00% )	7.19%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-C
Trading Symbol	CBPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 124	1.11%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 23.54% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class 529-C (with sales charge) *	22.54%	7.18% )	6.78%
American Funds Moderate Growth and Income Portfolio — Class 529-C (without sales charge) *	23.54%	7.18% )	6.78%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-E
Trading Symbol	CBAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 24.23% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class 529-E *	24.23%	7.74% )	6.94%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-T
Trading Symbol	TBPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 24.81% for the year ended October 31, 2024. That result compares
with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class 529-T (with sales charge) 2	21.68%	7.72% )	7.83%
American Funds Moderate Growth and Income Portfolio — Class 529-T (without sales charge) 2	24.81%	8.26% )	8.19%
S&P 500 Index 3	38.02%	15.27% )	14.36%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	5.99%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-F-1
Trading Symbol	CBAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 24.70% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal
Reserve
began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class 529-F-1 *	24.70%	8.21% )	7.42%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-F-2
Trading Symbol	FBBPX
Annual or Semi-Annual Statement [Text Block]	T his annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 24.83% for the year ended October
31
, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class 529-F-2 2	24.83%	8.79% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98% )
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-F-3
Trading Symbol	FPPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 24.88% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class 529-F-3 2	24.88%	8.84% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98% )
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class ABLE-A
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class ABLE-A
Trading Symbol	CBAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEA . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEA
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 24.65% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class ABLE-A (with sales charge) 2	20.29%	7.35% )	6.92%
American Funds Moderate Growth and Income Portfolio — Class ABLE-A (without sales charge) 2	24.65%	8.11% )	7.52%
S&P 500 Index 3	38.02%	15.27% )	13.85%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.37%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	4.90%
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Jul. 13, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class ABLE-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class ABLE-F-2
Trading Symbol	CBBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEF2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEF2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE -F-2	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 24.87% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class ABLE-F-2 2	24.87%	8.88% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98% )
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-1
Trading Symbol	RBAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 119	1.06%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 23.61% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-1 *	23.61%	7.22% )	6.42%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions )	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-2
Trading Symbol	RBABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 121	1.08%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 23.63% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-2 *	23.63%	7.21% )	6.42%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions )	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-2E
Trading Symbol	RBBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 23.88% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-2E *	23.88%	7.50% )	6.79%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-3
Trading Symbol	RBACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 24.17% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-3 *	24.17%	7.69% )	6.89%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-4
Trading Symbol	RBAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.34%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 24.53% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-4 *	24.53%	8.01% )	7.22%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-5E
Trading Symbol	RGPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 24.75% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class R-5E 2	24.75%	8.22% )	7.95%
S&P 500 Index 3	38.02%	15.27% )	13.90%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	6.04%
1
Class R-5E shares were first offered on November 20,
2015
.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-5
Trading Symbol	RBAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 24.81% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-5 *	24.81%	8.31% )	7.52%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-6
Trading Symbol	RBAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 24.95% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s overall return was fueled by U.S.-based equities, which provided outsized returns for the period. Large-capitalization stocks tended to fare better than smaller company shares, while growth-oriented equities offered stronger returns than dividend payers.
In general, overseas equities offered positive returns for the portfolio, but lagged the returns of domestic equities and were lower than that of the portfolio’s overall return. Likewise, the fund’s bond holdings, while offering income and stability, saw smaller positive returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-6 *	24.95%	8.36% )	7.58%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or
MSC
I.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,341,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,341%
Total number of portfolio holdings	$ 10%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class A
Trading Symbol	INPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 20.89% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class A (with sales charge) *	13.90%	4.97% )	5.12%
American Funds Conservative Growth and Income Portfolio — Class A (without sales charge) *	20.89%	6.22% )	5.74%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net a ss ets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class C
Trading Symbol	INPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 115	1.05%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 19.92% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class C (with sales charge) *	18.92%	5.45% )	5.12%
American Funds Conservative Growth and Income Portfolio — Class C (without sales charge) *	19.92%	5.45% )	5.12%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class T
Trading Symbol	TTPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 21.19% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class T (with sales charge) 2	18.17%	5.97% )	6.11%
American Funds Conservative Growth and Income Portfolio — Class T (without sales charge) 2	21.19%	6.51% )	6.46%
S&P 500 Index 3	38.02%	15.27% )	14.36%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	5.99%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class F-1
Trading Symbol	INPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 20.80% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class F-1 *	20.80%	6.18% )	5.69%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class F-2
Trading Symbol	INPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 21.09% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class F-2 *	21.09%	6.45% )	5.96%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class F-3
Trading Symbol	INPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 21.24% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class F-3 2	21.24%	6.55% )	6.62%
S&P 500 Index 3	38.02%	15.27% )	14.43%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	6.27%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly
in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-A
Trading Symbol	CIPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 20.86% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class 529-A (with sales charge) *	16.58%	5.45% )	5.32%
American Funds Conservative Growth and Income Portfolio — Class 529-A (without sales charge) *	20.86%	6.20% )	5.69%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets ) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-C
Trading Symbol	CIPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 121	1.10%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 19.84% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class 529-C (with sales charge) *	18.84%	5.39% )	5.29%
American Funds Conservative Growth and Income Portfolio — Class 529-C (without sales charge) *	19.84%	5.39% )	5.29%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets ) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-E
Trading Symbol	CIPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 20.48% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-p
ayi
ng equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bo
n
ds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total ret
ur
ns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class 529-E *	20.48%	5.93% )	5.44%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in mil lion s)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-T
Trading Symbol	TPTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 21.14% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-pa
yin
g equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bo
nd
s, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average an
nual
total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class 529-T (with sales charge) 2	18.12%	5.92% )	6.05%
American Funds Conservative Growth and Income Portfolio — Class 529-T (without sales charge) 2	21.14%	6.46% )	6.41%
S&P 500 Index 3	38.02%	15.27% )	14.36%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	5.99%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in m illio ns)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-F-1
Trading Symbol	CIPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 20.93% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return
.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class 529-F-1 *	20.93%	6.39% )	5.91%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-F-2
Trading Symbol	FTPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 21.04% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class 529-F-2 2	21.04%	7.98% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98% )
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-F-3
Trading Symbol	FPTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 21.09% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period.
Equities
posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class 529-F-3 2	21.09%	8.02% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98% )
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class ABLE-A
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class ABLE-A
Trading Symbol	CIPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEA . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEA
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 27	0.24%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 20.91% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class ABLE-A (with sales charge) 2	16.64%	5.56% )	5.64%
American Funds Conservative Growth and Income Portfolio — Class ABLE-A (without sales charge) 2	20.91%	6.30% )	6.23%
S&P 500 Index 3	38.02%	15.27% )	13.85%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.37%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	4.90%
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Jul. 13, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class ABLE-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class ABLE-F-2
Trading Symbol	CIQGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEF2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEF2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 21.23% for the year ended October 31, 2024. That result
compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class ABLE-F-2 2	21.23%	8.07% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	7.98% )
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-1
Trading Symbol	RNCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 118	1.07%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 19.95% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-1 *	19.95%	5.41% )	4.92%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market
index
shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg
Index
Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-2
Trading Symbol	RINBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 120	1.09%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 19.92% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher
yields for much of the period.
The fund’s focus on domestic,
dividend
-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-2 *	19.92%	5.42% )	4.93%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses
. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-2E
Trading Symbol	RNBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 89	0.81%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 20.27% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. economy continued to grow
during
the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-2E *	20.27%	5.71% )	5.34%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-3
Trading Symbol	RNCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 69	0.63%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 20.47% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual to
tal
ret
urns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-3 *	20.47%	5.89% )	5.40%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund stat is tic s
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-4
Trading Symbol	RINEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.34%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 20.75% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual t
otal r
etu
rns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-4 *	20.75%	6.19% )	5.71%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fu nd st atisti cs
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-5E
Trading Symbol	RGOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 21.01% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total retur
ns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class R-5E 2	21.01%	6.39% )	6.72%
S&P 500 Index 3	38.02%	15.27% )	13.90%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	6.04%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statis tics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-5
Trading Symbol	RINFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 21.22% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-5 *	21.22%	6.50% )	6.02%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Conservative Growth and Income Portfolio - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-6
Trading Symbol	RINGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 21.19% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overseas holdings, in both equities and bonds, offered positive returns but nonetheless were lower than the fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-6 *	21.19%	6.55% )	6.07%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,857,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,857%
Total number of portfolio holdings	$ 9%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class Name	Class A
Trading Symbol	TAIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.32%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 22.59% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overall, the portfolio’s municipal bond holdings, which can offer stability, income and potential tax advantages, saw lower returns than that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class A (with sales charge) *	17.98%	5.84% )	6.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class A (without sales charge) *	22.59%	6.66% )	6.41%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,213,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,213%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 40%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class Name	Class C
Trading Symbol	TAICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 115	1.04%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 21.74% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overall, the portfolio’s municipal bond holdings, which can offer stability, income and potential tax advantages, saw lower returns than that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class C (with sales charge) *	20.74%	5.93% )	5.81%
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class C (without sales charge) *	21.74%	5.93% )	5.81%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,213,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,213%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 40%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class Name	Class T
Trading Symbol	TATAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 23.02% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overall, the portfolio’s municipal bond holdings, which can offer stability, income and potential tax advantages, saw lower returns than that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class T (with sales charge) 2	19.99%	6.45% )	6.96%
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class T (without sales charge) 2	23.02%	6.99% )	7.32%
S&P 500 Index 3	38.02%	15.27% )	14.36%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	5.99%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,213,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,213%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 40%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class Name	Class F-1
Trading Symbol	TAIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 22.61% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overall, the portfolio’s municipal bond holdings, which can offer stability, income and potential tax advantages, saw lower returns than that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class F-1 *	22.61%	6.62% )	6.39%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,213,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,213%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 40%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class Name	Class F-2
Trading Symbol	TXIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 22.95% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overall, the portfolio’s municipal bond holdings, which can offer stability, income and potential tax advantages, saw lower returns than that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	10 years
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class F-2 *	22.95%	6.90% )	6.66%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
MSCI ACWI (All Country World Index) Ex USA †	24.33%	5.78% )	4.79%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones
Indices
LLC or Bloomberg Index Services Ltd or MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,213,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,213%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 40%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class Name	Class F-3
Trading Symbol	TYIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 23.02% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Bond returns favored longer durations and high-yield issuers.
Overall, the portfolio’s municipal bond holdings, which can offer stability, income and potential tax advantages, saw lower returns than that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	Since inception 1
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class F-3 2	23.02%	7.01% )	7.46%
S&P 500 Index 3	38.02%	15.27% )	14.43%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
MSCI ACWI (All Country World Index) Ex USA 3	24.33%	5.78% )	6.27%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all
distributions
are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,213,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,213%
Total number of portfolio holdings	$ 8%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 40%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class A
Trading Symbol	PPVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 6.98% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class A (with sales charge) *	4.37%	0.70% )	1.09%
American Funds Preservation Portfolio — Class A (without sales charge) *	6.98%	1.22% )	1.35%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class C
Trading Symbol	PPVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 112	1.09%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 6.24% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class C (with sales charge) *	5.24%	0.52% )	0.78%
American Funds Preservation Portfolio — Class C (without sales charge) *	6.24%	0.52% )	0.78%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class T
Trading Symbol	TPPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 7.21% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class T (with sales charge) 2	4.47%	1.01% )	1.44%
American Funds Preservation Portfolio — Class T (without sales charge) 2	7.21%	1.53% )	1.77%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	6.59%	1.11% )	1.58%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class F-1
Trading Symbol	PPVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 6.86% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class F-1 *	6.86%	1.22% )	1.34%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class F-2
Trading Symbol	PPEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 7.28% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class F-2 *	7.28%	1.49% )	1.62%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class F-3
Trading Symbol	PPFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 7.39% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class F-3 2	7.39%	1.60% )	1.86%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	6.59%	1.11% )	1.59%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-A
Trading Symbol	CPPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 6.89% for the year ended October 31, 2024. That result compares
with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class 529-A (with sales charge) *	4.27%	0.71% )	1.07%
American Funds Preservation Portfolio — Class 529-A (without sales charge) *	6.89%	1.23% )	1.33%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's
primary
benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged,
and
therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's
primary
benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-C
Trading Symbol	CPPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 115	1.12%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 6.10% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio
.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class 529-C (with sales charge) *	5.10%	0.45% )	0.95%
American Funds Preservation Portfolio — Class 529-C (without sales charge) *	6.10%	0.45% )	0.95%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the
fund's
primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results
assume
all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the
fund's
primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-E
Trading Symbol	CPPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 6.66% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-
duration
holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class 529-E *	6.66%	1.00% )	1.11%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024,
the
fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024,
the
fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-T
Trading Symbol	TPAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 7.13% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class 529-T (with sales charge) 2	4.40%	0.95% )	1.37%
American Funds Preservation Portfolio — Class 529-T (without sales charge) 2	7.13%	1.47% )	1.70%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	6.59%	1.11% )	1.58%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect
applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-F-1
Trading Symbol	CPPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 7.19% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total ret
urns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class 529-F-1 *	7.19%	1.42% )	1.56%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-F-2
Trading Symbol	FPPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 7.17% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive
to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Preservation Portfolio — Class 529-F-2 2	7.17%	0.47% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	6.59%	0.31% )
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index
that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index
that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-F-3
Trading Symbol	FFPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 7.21% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio
.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Preservation Portfolio — Class 529-F-3 2	7.21%	0.50% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	6.59%	0.31% )
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class ABLE-A
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class ABLE-A
Trading Symbol	CPPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEA . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEA
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 7.06% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. F eder
al Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class ABLE-A (with sales charge) 2	4.34%	0.82% )	1.49%
American Funds Preservation Portfolio — Class ABLE-A (without sales charge) 2	7.06%	1.34% )	1.90%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.37%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	6.59%	1.11% )	1.87%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 13, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class ABLE-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class ABLE-F-2
Trading Symbol	CPQGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEF2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEF2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 7.26% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing
, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Preservation Portfolio — Class ABLE-F-2 2	7.26%	0.62% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	6.59%	0.31% )
Effective July 24, 2024, the fund's
primary
benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's
primary
benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-1
Trading Symbol	RPPVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 6.32% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-
duration
holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-1 *	6.32%	0.50% )	0.61%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's primary benchmark
changed
from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark
changed
from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-2
Trading Symbol	RPPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 111	1.08%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 6.17% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period
, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-2 *	6.17%	0.50% )	0.61%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the
Bloomberg
1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the
Bloomberg
1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-2E
Trading Symbol	RPBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 6.55% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.
Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-2E *	6.55%	0.78% )	0.96%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024,
the
fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024,
the
fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-3
Trading Symbol	RPPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 6.74% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings
, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-3 *	6.74%	0.96% )	1.07%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's
primary
benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's
primary
benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-4
Trading Symbol	RPPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 6.92% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began
instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-4 *	6.92%	1.26% )	1.38%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's primary benchmark
changed
from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark
changed
from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-5E
Trading Symbol	RGMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 7.23% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing
, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class R-5E 2	7.23%	1.44% )	1.66%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	6.59%	1.11% )	1.52%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies
as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested
and
reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies
as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-5
Trading Symbol	RPPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 7.22% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing
, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-5 *	7.22%	1.54% )	1.66%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the
Bloomberg
1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the
Bloomberg
1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-6
Trading Symbol	RPPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 7.28% for the year ended October 31, 2024. That result compares with a 6.59% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-
duration
holdings, while offering the potential for income and added stability, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-6 *	7.28%	1.59% )	1.71%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	6.59%	1.11% )	1.48%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change
in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change
in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,877%
Total number of portfolio holdings	$ 2%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Tax-Exempt Preservation Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Exempt Preservation Portfolio
Class Name	Class A
Trading Symbol	TEPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 6.50% for the year ended October 31, 2024. That result compares with a 6.06% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-
duration
holdings, while offering the potential for tax-advantaged income, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Preservation Portfolio — Class A (with sales charge) *	3.80%	0.47%	1.10%
American Funds Tax-Exempt Preservation Portfolio — Class A (without sales charge) *	6.50%	0.97%	1.36%
Bloomberg Municipal Bond Index †	9.70%	1.05%	2.30%
Bloomberg Municipal Bond 1-7 Year Blend Index †	6.06%	1.11%	1.56%
Effective July 24, 2024, the
fund's
primary benchmark changed from the Bloomberg Municipal Bond 1-7 Year Blend Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the
fund's
primary benchmark changed from the Bloomberg Municipal Bond 1-7 Year Blend Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 403,000,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 403%
Total number of portfolio holdings	$ 4%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 34%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Tax-Exempt Preservation Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Exempt Preservation Portfolio
Class Name	Class C
Trading Symbol	TEPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 5.85% for the year ended October 31, 2024. That result compares with a 6.06% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings
, while offering the potential for tax-advantaged income, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Preservation Portfolio — Class C (with sales charge) *	4.85%	0.27%	0.79%
American Funds Tax-Exempt Preservation Portfolio — Class C (without sales charge) *	5.85%	0.27%	0.79%
Bloomberg Municipal Bond Index †	9.70%	1.05%	2.30%
Bloomberg Municipal Bond 1-7 Year Blend Index †	6.06%	1.11%	1.56%
Effective July 24, 2024, the fund's primary benchmark
changed
from the Bloomberg Municipal Bond 1-7 Year Blend Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark
changed
from the Bloomberg Municipal Bond 1-7 Year Blend Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 403,000,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 403%
Total number of portfolio holdings	$ 4%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 34%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Tax-Exempt Preservation Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Exempt Preservation Portfolio
Class Name	Class T
Trading Symbol	TTEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 6.98% for the year ended October 31, 2024. That result compares with a 6.06% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period
.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for tax-advantaged income, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Tax-Exempt Preservation Portfolio — Class T (with sales charge) 2	4.26%	0.80%	1.37%
American Funds Tax-Exempt Preservation Portfolio — Class T (without sales charge) 2	6.98%	1.30%	1.71%
Bloomberg Municipal Bond Index 3	9.70%	1.05%	2.21%
Bloomberg Municipal Bond 1-7 Year Blend Index 3	6.06%	1.11%	1.62%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg Municipal Bond 1-7 Year Blend Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg Municipal Bond 1-7 Year Blend Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 403,000,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 403%
Total number of portfolio holdings	$ 4%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 34%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Tax-Exempt Preservation Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Exempt Preservation Portfolio
Class Name	Class F-1
Trading Symbol	TEPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 6.56% for the year ended October 31, 2024. That result compares with a 6.06% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period
.
Overall, the fund’s longer-duration holdings were particularly additive to returns during the period, while short-duration holdings, while offering the potential for tax-advantaged income, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Preservation Portfolio — Class F-1 *	6.56%	0.96%	1.36%
Bloomberg Municipal Bond Index †	9.70%	1.05%	2.30%
Bloomberg Municipal Bond 1-7 Year Blend Index †	6.06%	1.11%	1.56%
Effective July 24, 2024, the fund's primary
benchmark
changed from the Bloomberg Municipal Bond 1-7 Year Blend Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary
benchmark
changed from the Bloomberg Municipal Bond 1-7 Year Blend Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 403,000,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 403%
Total number of portfolio holdings	$ 4%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 34%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Tax-Exempt Preservation Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Exempt Preservation Portfolio
Class Name	Class F-2
Trading Symbol	TXEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 6.76% for the year ended October 31, 2024. That result compares with a 6.06% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were particularly ad diti
ve to returns during the period, while short-duration holdings, while offering the potential for tax-advantaged income, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Preservation Portfolio — Class F-2 *	6.76%	1.20%	1.62%
Bloomberg Municipal Bond Index †	9.70%	1.05%	2.30%
Bloomberg Municipal Bond 1-7 Year Blend Index †	6.06%	1.11%	1.56%
Effective July 24, 2024, the fund's primary
benchmark
changed from the Bloomberg Municipal Bond 1-7 Year Blend Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary
benchmark
changed from the Bloomberg Municipal Bond 1-7 Year Blend Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 403,000,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 403%
Total number of portfolio holdings	$ 4%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 34%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Tax-Exempt Preservation Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Exempt Preservation Portfolio
Class Name	Class F-3
Trading Symbol	TYEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 6.97% for the year ended October 31, 2024. That result compares with a 6.06% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year, and with inflation easing, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Overall, the fund’s longer-duration holdings were partic
ula
rly additive to returns during the period, while short-duration holdings, while offering the potential for tax-advantaged income, saw total returns below that of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Tax-Exempt Preservation Portfolio — Class F-3 2	6.97%	1.33%	1.85%
Bloomberg Municipal Bond Index 3	9.70%	1.05%	2.35%
Bloomberg Municipal Bond 1-7 Year Blend Index 3	6.06%	1.11%	1.71%
Effective July 24, 2024, the fund's
primary
benchmark changed from the Bloomberg Municipal Bond 1-7 Year Blend Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's
primary
benchmark changed from the Bloomberg Municipal Bond 1-7 Year Blend Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 403,000,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 403%
Total number of portfolio holdings	$ 4%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 34%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.